UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08850

ICAP Funds, Inc.

(Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, New York  10010

(Address of principal executive offices)   (Zip Code)

Marguerite E. H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ  07054

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

Item 1.  Schedule of Investments.

The schedule of investments for the period ended July 31, 2009 is filed herewith.

MainStay ICAP Equity Fund
Portfolio of Investments July 31, 2009 unaudited
		Shares	Value
	Common Stocks 97.6%†

	Consumer Discretionary 8.1%
	Johnson Controls, Inc.	467,500	$12,098,900
¤	Lowe's Cos., Inc.	1,093,250	24,554,395
	Viacom, Inc. Class B (a)	925,291	21,429,740
			58,083,035
	Consumer Staples 10.3%
	Avon Products, Inc.	240,150	7,776,057
	Coca-Cola Co. (The)	318,300	15,864,072
¤	CVS Caremark Corp.	792,400	26,529,552
	Molson Coors Brewing Co. Class B	151,350	6,842,533
	PepsiCo, Inc.	302,788	17,183,219
			74,195,433
	Energy 10.7%
¤	Baker Hughes, Inc.	589,000	23,854,500
	BP PLC, Sponsored ADR (b)	114,900	5,749,596
	Marathon Oil Corp.	548,700	17,695,575
	Occidental Petroleum Corp.	225,762	16,105,861
	Total S.A., Sponsored ADR (b)	247,450	13,770,593
			77,176,125
	Financials 17.5%
	ACE, Ltd.	407,550	19,994,403
	Aon Corp.	228,150	9,000,517
	Bank of New York Mellon Corp. (The)	716,855	19,598,816
	BB&T Corp.	459,700	10,517,936
	Capital One Financial Corp.	395,400	12,138,780
¤	JPMorgan Chase & Co.	831,366	32,132,296
¤	Wells Fargo & Co.	906,300	22,168,098
			125,550,846
	Health Care 15.9%
	Covidien PLC	435,100	16,451,131
	DaVita, Inc. (a)	100,650	5,002,305
	Novartis A.G., ADR (b)	419,300	19,128,466
	Pfizer, Inc.	1,360,250	21,668,783
¤	Schering-Plough Corp.	1,020,600	27,056,106
¤	Wyeth	536,450	24,971,747
			114,278,538
	Industrials 14.0%
	Caterpillar, Inc.	372,400	16,407,944
¤	CSX Corp.	624,600	25,058,952
	Cummins, Inc.	202,850	8,724,578
¤	Honeywell International, Inc.	688,368	23,886,370
	Lockheed Martin Corp.	251,200	18,779,712
	Masco Corp.	530,650	7,391,955
			100,249,511
	Information Technology 12.1%
	ASML Holding N.V. NY Shares	136,550	3,551,666
	Cisco Systems, Inc. (a)	842,779	18,549,566
¤	Hewlett-Packard Co.	569,059	24,640,255
	Intel Corp.	1,050,050	20,213,462
	Texas Instruments, Inc.	831,568	19,999,210
			86,954,159
	Materials 5.0%
	E.I. du Pont de Nemours & Co.	635,271	19,648,932
	Newmont Mining Corp.	388,250	16,054,137
			35,703,069
	Telecommunication Services 3.5%
	BCE, Inc.	518,900	11,955,456
	Vodafone Group PLC, ADR (b)	653,400	13,446,972
			25,402,428
	Utilities 0.5%
	Entergy Corp.	42,150	3,385,909

	Total Common Stocks (Cost $627,231,354)		700,979,053

	Principal Amount	Value
Short-Term Investment 2.2%
Repurchase Agreement 2.2%
State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $15,673,705 (Collateralized by a United States Treasury Bill with rate of 0.199% and a maturity date of 9/24/09, with a Principal Amount of $15,995,000 and a Market Value of $15,990,202)	$15,673,678	15,673,678

Total Short-Term Investment (Cost $15,673,678)		15,673,678

Total Investments (Cost $642,905,032) (c)	99.8%	716,652,731
Cash and Other Assets,
Less Liabilities	0.2	1,378,854
Net Assets	100.0%	$718,031,585

¤	Among the Fund's 10 largest holdings, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At July 31, 2009, cost is $657,427,637 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$98,282,755
Gross unrealized depreciation	(39,057,661)
Net unrealized appreciation	$59,225,094

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks
Consumer Discretionary	$58,083,035	$—	$—	$58,083,035
Consumer Staples	74,195,433	—	—	74,195,433
Energy	77,176,125	—	—	77,176,125
Financials	125,550,846	—	—	125,550,846
Health Care	114,278,538	—	—	114,278,538
Industrials	100,249,511	—	—	100,249,511
Information Technology	86,954,159	—	—	86,954,159
Materials	35,703,069	—	—	35,703,069
Telecommunication Services	25,402,428	—	—	25,402,428
Utilities	3,385,909	—	—	3,385,909
Total Common Stocks	700,979,053	—	—	700,979,053
Short-Term Investment
Repurchase Agreement	—	15,673,678	—	15,673,678
Total Short-Term Investment	—	15,673,678	—	15,673,678
Total	$700,979,053	$15,673,678	$—	$716,652,731

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Global Fund
Portfolio of Investments July 31, 2009 unaudited

		Shares	Value
	Common Stocks 98.3%†
	Consumer Discretionary 13.8%
	British Sky Broadcasting Group PLC	53,900	$491,604
¤	Daimler A.G.	18,100	837,658
	InterContinental Hotels Group PLC	44,300	502,466
	Johnson Controls, Inc.	15,450	399,846
	Lowe’s Cos., Inc.	21,150	475,029
¤	Toyota Motor Corp., Sponsored ADR (a)	11,800	993,324
¤	Viacom, Inc. Class B (b)	34,500	799,020
	Yamada Denki Co., Ltd.	8,400	525,527
			5,024,474

	Consumer Staples 4.0%
	CVS Caremark Corp.	16,700	559,116
	PepsiCo, Inc.	4,800	272,400
	Pernod-Ricard S.A.	7,900	613,888
			1,445,404

	Energy 8.6%
	Baker Hughes, Inc.	18,050	731,025
¤	BP PLC, Sponsored ADR (a)	20,550	1,028,322
	Marathon Oil Corp.	24,100	777,225
	Saipem S.p.A.	10,700	289,763
	Total S.A., Sponsored ADR (a)	5,950	331,118
			3,157,453

	Financials 21.8%
	ACE, Ltd.	9,650	473,429
	Aon Corp.	2,000	78,900
	Banco Santander S.A.	51,475	745,412
	Bank of New York Mellon Corp. (The)	17,000	464,780
	Capital One Financial Corp.	15,000	460,500
	Credit Suisse Group A.G., Sponsored ADR (a)	13,450	637,126
¤	JPMorgan Chase & Co.	33,300	1,287,045
	Mitsubishi Estate Co., Ltd.	37,600	626,634
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	4,050	612,401
	Societe Generale	8,750	561,835
	Standard Chartered PLC	21,950	521,029
¤	Sumitomo Mitsui Financial Group, Inc.	21,750	930,911
	Wells Fargo & Co.	22,450	549,127
			7,949,129

	Health Care 11.7%
	Bayer A.G.	12,350	757,961
	Covidien PLC	12,500	472,625
¤	Pfizer, Inc.	52,650	838,715
	Roche Holding A.G., Sponsored ADR (a)	12,950	506,869
¤	Schering-Plough Corp.	32,700	866,877
¤	Wyeth	17,500	814,625
			4,257,672

	Industrials 18.4%
	Caterpillar, Inc.	12,050	530,923
	China Communications Construction Co., Ltd. Class H	74,900	97,224
	China Railway Construction Corp., Ltd.	115,000	184,592
	CSX Corp.	17,400	698,088
	Cummins, Inc.	6,600	283,866
	Honeywell International, Inc.	19,200	666,240
	Hutchison Whampoa, Ltd.	89,500	667,493
	Lockheed Martin Corp.	6,300	470,988
¤	Mitsubishi Corp.	42,700	852,872
	Siemens A.G.	7,300	582,662
	Sime Darby Berhad	103,800	243,109
	Singapore Airlines, Ltd.	34,000	318,938
	TNT N.V.	19,192	455,860
	Vallourec	5,148	677,246
			6,730,101

	Information Technology 10.2%
	ASML Holding N.V. NY Shares	12,100	316,811
	Cisco Systems, Inc. (b)	24,950	549,150
	Hewlett-Packard Co.	16,650	720,945
	HOYA Corp.	22,900	552,988
	Intel Corp.	32,500	625,625
	Murata Manufacturing Co., Ltd.	8,900	436,417
	Texas Instruments, Inc.	21,450	515,873
			3,717,809

	Materials 5.0%
	Anglo American PLC	13,700	441,684
	Newmont Mining Corp.	14,950	618,182
	Solvay S.A.	3,850	377,369
	Yara International A.S.A.	13,000	402,973
			1,840,208

	Telecommunication Services 1.1%
	Vodafone Group PLC, ADR (a)	19,200	395,136

	Utilities 3.7%
	Energias de Portugal S.A.	110,500	438,310
	GDF Suez S.A.	17,126	654,301
	Suez Environnement S.A.	13,537	257,965
			1,350,576
	Total Common Stocks (Cost $33,592,531)		35,867,962

	Principal Amount	Value
Short-Term Investment 2.2%
Repurchase Agreement 2.2%
State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $792,499 (Collateralized by a Federal Home Loan Mortgage Corp. Bond with a rate of 4.375% and a maturity date of 9/17/10, with a Principal Amount of $765,000 and a Market Value of $808,988)	$792,498	792,498

Total Short-Term Investment (Cost $792,498)		792,498

Total Investments (Cost $34,385,029) (c)	100.5%	36,660,460
Liabilities in Excess of
Cash and Other Assets	(0.5)	(184,051)
Net Assets	100.0%	$36,476,409

¤	Among the Fund's 10 largest holdings, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	At July 31, 2009, cost is $35,001,408 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$4,098,994
Gross unrealized depreciation	(2,439,942)
Net unrealized appreciation	$1,659,052

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$5,024,474	$—	$—	$5,024,474
Consumer Staples	1,445,404	—	—	1,445,404
Energy	3,157,453	—	—	3,157,453
Financials	7,949,129	—	—	7,949,129
Health Care	4,257,672	—	—	4,257,672
Industrials	6,730,101	—	—	6,730,101
Information Technology	3,717,809	—	—	3,717,809
Materials	1,840,208	—	—	1,840,208
Telecommunication Services	395,136	—	—	395,136
Utilities	1,350,576	—	—	1,350,576
Total Common Stocks	35,867,962	—	—	35,867,962
Short-Term Investment
Repurchase Agreement	—	792,498	—	792,498
Total Short-Term Investment	—	792,498	—	792,498
Total	$35,867,962	$792,498	$—	$36,660,460

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of July 31, 2009, the Fund held the following foreign currency:

		Currency		Cost		Value
Hong Kong Dollar	HKD	12,651	USD	1,632	USD	1,632

MainStay ICAP International Fund
Portfolio of Investments July 31, 2009 unaudited
		Shares	Value
	Common Stocks 97.6%†
	Consumer Discretionary 15.4%
	British Sky Broadcasting Group PLC	2,131,750	$19,442,963
¤	Daimler A.G.	516,650	23,910,288
	InterContinental Hotels Group PLC	997,283	11,311,540
¤	Toyota Motor Corp., Sponsored ADR (a)	284,150	23,919,747
	Yamada Denki Co., Ltd.	242,700	15,183,979
			93,768,517
	Consumer Staples 3.1%
	Pernod-Ricard S.A.	242,510	18,844,802

	Energy 7.0%
¤	BP PLC, Sponsored ADR (a)	448,100	22,422,924
	Saipem S.p.A.	250,300	6,778,296
	Total S.A., Sponsored ADR (a)	239,500	13,328,175
			42,529,395
	Financials 21.7%
¤	Banco Santander S.A.	1,502,825	21,762,471
¤	Credit Suisse Group A.G., Sponsored ADR (a)	430,450	20,390,417
	Mitsubishi Estate Co., Ltd.	1,053,400	17,555,739
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	124,200	18,780,283
	Societe Generale	255,800	16,424,850
	Standard Chartered PLC	505,050	11,988,421
¤	Sumitomo Mitsui Financial Group, Inc.	582,750	24,942,008
			131,844,189
	Health Care 6.5%
¤	Bayer A.G.	380,000	23,321,888
	Roche Holding A.G., Sponsored ADR (a)	409,550	16,029,992
			39,351,880
	Industrials 20.0%
	China Communications Construction Co., Ltd. Class H	2,046,900	2,656,991
	China Railway Construction Corp., Ltd.	2,262,200	3,631,172
¤	Hutchison Whampoa, Ltd.	2,969,500	22,146,580
¤	Mitsubishi Corp.	1,052,500	21,022,193
	Siemens A.G.	254,100	20,281,439
	Sime Darby Berhad	1,981,600	4,641,079
	Singapore Airlines, Ltd.	992,000	9,305,493
	TNT N.V.	666,121	15,822,115
¤	Vallourec	165,698	21,798,422
			121,305,484
	Information Technology 6.5%
	ASML Holding N.V. NY Shares	487,500	12,764,090
	HOYA Corp.	542,400	13,097,850
	Murata Manufacturing Co., Ltd.	273,700	13,421,062
			39,283,002
	Materials 8.0%
	Anglo American PLC	433,300	13,969,458
	Barrick Gold Corp.	434,750	15,172,775
	Solvay S.A.	100,250	9,826,288
	Yara International A.S.A.	312,300	9,680,640
			48,649,161
	Telecommunication Services 2.6%
	Vodafone Group PLC, ADR (a)	762,250	15,687,105

	Utilities 6.8%
	Energias de Portugal S.A.	3,764,650	14,932,891
	GDF Suez S.A.	502,800	19,209,549
	Suez Environnement S.A.	374,650	7,139,425
			41,281,865
	Total Common Stocks (Cost $564,014,009)		592,545,400

		Principal Amount	Value
	Short-Term Investment 2.1%
	Repurchase Agreement 2.1%
	State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $13,094,206 (Collateralized by a United States Treasury Bill with a rate of 0.199% and a maturity date of 9/24/09, with a Principal Amount of $13,365,000 and a Market Value of $13,360,991)	$13,094,184	13,094,184

	Total Short-Term Investment (Cost $13,094,184)		13,094,184

	Total Investments (Cost $577,108,193) (b)	99.7%	605,639,584
	Cash and Other Assets,
	Less Liabilities	0.3	1,706,740
	Net Assets	100.0%	$607,346,324

¤	Among the Fund's 10 largest holdings, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	ADR - American Depositary Receipt.
(b)	At July 31, 2009, cost is $593,447,324 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$60,037,290
	Gross unrealized depreciation	(47,845,030)
	Net unrealized appreciation	$12,192,260

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$93,768,517	$—	$—	$93,768,517
Consumer Staples	18,844,802	—	—	18,844,802
Energy	42,529,395	—	—	42,529,395
Financials	131,844,189	—	—	131,844,189
Health Care	39,351,880	—	—	39,351,880
Industrials	121,305,484	—	—	121,305,484
Information Technology	39,283,002	—	—	39,283,002
Materials	48,649,161	—	—	48,649,161
Telecommunication Services	15,687,105	—	—	15,687,105
Utilities	41,281,865	—	—	41,281,865
Total Common Stocks	592,545,400	—	—	592,545,400
Short-Term Investment Repurchase Agreement	—	13,094,184	—	13,094,184
Total Short-Term Investment	—	13,094,184	—	13,094,184
Total	$592,545,400	$13,094,184	$—	$605,639,584

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of July 31, 2009, the Fund held the following foreign currencies:

		Currency		Cost		Value
Euro	EUR	16	USD	22	USD	22
Hong Kong Dollar	HKD	241,914		31,215		31,215
Total			USD	31,237	USD	31,237

MainStay ICAP Select Equity Fund
Portfolio of Investments July 31, 2009 unaudited
		Shares	Value
	Common Stocks 96.9%†

	Consumer Discretionary 8.8%
	Johnson Controls, Inc.	1,512,400	$39,140,912
	Lowe's Cos., Inc.	2,383,450	53,532,287
	Viacom, Inc. Class B (a)	2,075,000	48,057,000
			140,730,199
	Consumer Staples 9.9%
	Coca-Cola Co. (The)	879,550	43,836,772
¤	CVS Caremark Corp.	1,888,250	63,218,610
	PepsiCo, Inc.	913,500	51,841,125
			158,896,507
	Energy 12.0%
¤	Baker Hughes, Inc.	1,503,300	60,883,650
	Marathon Oil Corp.	1,678,700	54,138,075
	Occidental Petroleum Corp.	640,132	45,667,017
	Total S.A., Sponsored ADR (b)	570,300	31,737,195
			192,425,937
	Financials 16.4%
	ACE, Ltd.	880,150	43,180,159
	Aon Corp.	177,900	7,018,155
	Bank of New York Mellon Corp. (The)	1,832,950	50,112,853
	Capital One Financial Corp.	1,274,100	39,114,870
¤	JPMorgan Chase & Co.	1,865,100	72,086,115
	Wells Fargo & Co.	2,032,650	49,718,619
			261,230,771
	Health Care 16.8%
	Covidien PLC	1,106,750	41,846,218
¤	Pfizer, Inc.	3,878,050	61,777,337
¤	Schering-Plough Corp.	3,162,150	83,828,596
¤	Wyeth	1,734,050	80,720,027
			268,172,178
	Industrials 15.8%
	Caterpillar, Inc.	1,075,750	47,397,545
¤	CSX Corp.	1,687,750	67,712,530
	Cummins, Inc.	693,600	29,831,736
¤	Honeywell International, Inc.	1,766,950	61,313,165
	Lockheed Martin Corp.	611,500	45,715,740
			251,970,716
	Information Technology 14.5%
	Cisco Systems, Inc. (a)	2,436,450	53,626,265
¤	Hewlett-Packard Co.	1,436,700	62,209,110
	Intel Corp.	2,885,550	55,546,837
¤	Texas Instruments, Inc.	2,531,700	60,887,385
			232,269,597
	Materials 2.7%
	Newmont Mining Corp.	1,031,450	42,650,458

	Total Common Stocks (Cost $1,439,208,505)		1,548,346,363

		Principal Amount	Value
	Short-Term Investment 2.6%
	Repurchase Agreement 2.6%
	State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $42,003,283 (Collateralized by a United States Treasury Bill with arate of 0.199% and a maturity date of 9/24/09, with a Principal Amount of $42,860,000and a Market Value of $42,847,142)	$42,003,213	42,003,213

	Total Short-Term Investment (Cost $42,003,213)		42,003,213

	Total Investments (Cost $1,481,211,718) (c)	99.5%	1,590,349,576
	Cash and Other Assets,
	Less Liabilities	0.5	7,988,927
	Net Assets	100.0%	$1,598,338,503

¤	Among the Fund's 10 largest holdings, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At July 31, 2009, cost is $1,517,105,891 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$186,661,623
Gross unrealized depreciation	(113,417,938)
Net unrealized appreciation	$73,243,685

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$140,730,199	$—	$—	$140,730,199
Consumer Staples	158,896,507	—	—	158,896,507
Energy	192,425,937	—	—	192,425,937
Financials	261,230,771	—	—	261,230,771
Health Care	268,172,178	—	—	268,172,178
Industrials	251,970,716	—	—	251,970,716
Information Technology	232,269,597	—	—	232,269,597
Materials	42,650,458	—	—	42,650,458
Total Common Stocks	1,548,346,363	—	—	1,548,346,363
Short-Term Investment Repurchase Agreement	—	42,003,213	—	42,003,213
Total Short-Term Investment	—	42,003,213	—	42,003,213
Total	$1,548,346,363	$42,003,213	$—	$1,590,349,576

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

ICAP Funds, Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2009 unaudited

SECURITIES VALUATION.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Funds are open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades. Investments in other mutual funds are valued at their net asset values ("NAVs") at the close of the New York Stock Exchange on the date of valuation.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds' Board of Directors to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Funds’ Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At July 31, 2009, the Funds did not hold securities that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds principally trade, and the time at which the Funds’ NAVs are calculated.  These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets.  Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Funds’ Board of Directors, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events.  Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Funds’ policies and procedures. At July 31, 2009, foreign securities held by the Funds were not fair valued.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157"), effective for the fiscal period beginning January 1, 2008. In accordance with SFAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of July 31, 2009, for each Fund's investments is included at the end of each Fund's Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value during the period ended July 31, 2009, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“SFSP 157-4”). SFSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. SFSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.

Item 2.  Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s Internal Control over Financial Reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s Internal Control over Financial Reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ICAP FUNDS, INC.
By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	September 28, 2009

By:	/s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date:	September 28, 2009